Equity (Narrative) (Details) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Aug. 31, 2015 USD ($) shares	Aug. 31, 2015 EUR (€) shares	Mar. 18, 2015	Aug. 31, 2013 $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2017 EUR (€) shares	May 31, 2017 EUR (€)	Jun. 30, 2015 shares	May 31, 2015 EUR (€)
Disclosure of classes of share capital [line items]
Number of ordinary shares exercise of employee share options					3,000	3,000	3,000
Maximum dividend paid			33.00%		0.00%	0.00%
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Treasury shares					258,046	256,184	254,666	258,046
Warrant issued to purchase ordinary shares										15,335
Fair value of exercise of employee share options | $	$ 1,201
Number of ordinary shares exercise of employee share options	140,193	140,193
Repurchase of ordinary shares					172,391			172,391
Amount of ordinary shares repurchased | $					$ 1,477
Ordinary Shares [Member] | Euro [Member]
Disclosure of classes of share capital [line items]
Fair value of exercise of employee share options | €		€ 1,070
Amount of ordinary shares repurchased | €								€ 1,332
Ordinary Shares [Member] | Mr. Zohar Zisapel [Member]
Disclosure of classes of share capital [line items]
Warrant issued to purchase ordinary shares				308,427
Exercise price of warrant | $ / shares				$ 7.97
Exercise warrant period				12 month
Proportion of ownership interest				4.99%
Ordinary Shares [Member] | Director [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased | €											€ 3,000
Ordinary Shares [Member] | Director [Member] | Euro [Member]
Disclosure of classes of share capital [line items]
Amount of ordinary shares repurchased | €									€ 2,700